Net Loss per Share - Summary of diluted net loss per share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,179,612	5,233,912	569,036,090
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	569,036,090
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,036,117	2,092,300	0
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,680,877	3,141,612	0
Restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,462,618	0	0